Restricted net assets	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Statements [Text Block]
28.	Restricted net assets

PRC laws and regulations permit payments of dividends by the Company's subsidiaries, the VIEs and VIEs’ subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company's subsidiaries, the VIEs and VIEs’ subsidiaries incorporated in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Company's subsidiaries, the VIEs and VIEs’ subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to RMB1.8 billion and RMB2.1 billion as of December 31, 2017 and 2018, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to its shareholders. Except for the above, there is no other restriction on the use of proceeds generated by the Company's subsidiaries, the VIEs and VIEs’ subsidiaries to satisfy any obligations of the Company. The Group performed a test on the restricted net assets of its consolidated subsidiaries, the VIEs and VIEs’ subsidiaries (the "restricted net assets") in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), "General Notes to Financial Statements" and concluded that the restricted net assets did not exceed 25% of the consolidated net assets of the Group as of December 31, 2018.